8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS (Details) - $ / shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Details
Authorized Share Capital	100,000,000
Number of stock options granted	700,000	100,000
Stock options Exercise Price	$ 3.00	$ 1.00